Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Tax Assets [Abstract]
Allowance for expected credit loss	$ 465,083	$ 271,247
Impairment for contract cost	19,621	19,720
Valuation allowance
Deferred tax assets	$ 484,704	$ 290,967